Kirkpatrick & Lockhart Nicholson Graham LLP
                              599 Lexington Avenue
                         New York, New York 10022-6030

November 8, 2006

VIA EDGAR
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U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

      Re:   WisdomTree Trust (the "Trust")
            File Nos. 333-132380 and 811-21864

Dear Sir or Madam:

      Please find enclosed for filing on behalf of WisdomTree Trust ("Trust"), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A ("Post-Effective Amendment"). This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust. The prospectus and the statement of additional information ("SAI") included in the Post-Effective Amendment reflect 31 new series of the Trust.

      In Investment Company Act Release No. 13768 (February 15, 1991) (the "Release"), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff concerning the extent to which the current filing contains disclosure information that is similar to information contained within filings of the same complex that previously were reviewed by the Commission.

      The disclosure contained in the Post-Effective Amendment is substantially the same in all respects to the disclosure contained in the Trust's registration statement on Form N-1A that was declared effective on October 2, 2006 ("Registration Statement"), except for the descriptions of the new series and the Indexes in which they will invest.

      The Post-Effective Amendment contains information substantially identical to that set forth in the prospectus contained in the Trust's Registration Statement with respect to the following matters:

-     Overview

-     Management

-     Shareholder Information


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-     Investment Advisory and Management Arrangements

-     Description of Capital Stock

-     Custodian

      The Post-Effective Amendment contains information substantially identical to that set forth in the statement of additional information contained in the Trust's Registration Statement with respect to the following matters:

-     General Description of the Trust

-     Investment Strategies and Risks

-     Proxy Voting Policy

-     Portfolio Holding Disclosure Policies and Procedures

-     Investment Limitations

-     Continuous Offering

-     Management of The Trust

-     Brokerage Transactions

-     Additional Information Concerning The Trust

-     Creation and Redemption of Creation Unit Aggregations

      Since certain disclosure contained in the Post-Effective Amendment is substantially the same to that contained in the Registration Statement, we respectfully request limited review of the Post-Effective Amendment by the staff. The Post-Effective Amendment is scheduled to become effective automatically on January 22, 2007. We would therefore appreciate receiving any comments by December 8, 2006. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (a) of Rule 485 under the 1933 Act, which also would contain any additional exhibits and information not provided in the Post-Effective Amendment.


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

      Should you have any questions relating to this filing, please contact the undersigned at (212) 536-4852 or Robert J. Borzone, Jr. of this Firm at (212) 536-4029. Thank you for your consideration of this filing.


                                      Very truly yours,

                                      /s/ A. Michael Primo
                                      --------------------

                                      A. Michael Primo


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